UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811 – 03691

LORD ABBETT MID CAP STOCK FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.20%

COMMON STOCKS 97.12%

Aerospace & Defense 1.07%

Esterline Technologies Corp. *	437,000	$24,533

Airlines 0.31%

United Continental Holdings, Inc.*	360,000	7,020

Beverages 0.91%

Beam, Inc.	244,000	14,040
Constellation Brands, Inc. Class A *	212,000	6,858

Total		20,898

Capital Markets 3.71%

Affiliated Managers Group, Inc.*	208,000	25,584
Ares Capital Corp.	1,339,000	22,950
Lazard Ltd. Class A	382,000	11,166
Raymond James Financial, Inc.	698,000	25,582

Total		85,282

Chemicals 3.93%

Ashland, Inc.	564,000	40,382
Celanese Corp. Series A	210,000	7,961
Chemtura Corp.*	1,040,885	17,924
Eastman Chemical Co.	82,000	4,675
Georgia Gulf Corp.	218,000	7,896
International Flavors & Fragrances, Inc.	194,000	11,559

Total		90,397

Commercial Banks 7.74%

City National Corp.	493,500	25,420
Comerica, Inc.	912,000	28,318
Commerce Bancshares, Inc.	195,300	7,876
Cullen/Frost Bankers, Inc.	293,659	16,865
Fifth Third Bancorp	1,612,000	25,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

M&T Bank Corp.	397,000	$37,779
Signature Bank*	174,700	11,719
SunTrust Banks, Inc.	447,000	12,637
Zions Bancorporation	608,000	12,558

Total		178,174

Computers & Peripherals 0.30%

NetApp, Inc.*	208,000	6,839

Construction & Engineering 2.85%

Jacobs Engineering Group, Inc.*	764,859	30,923
URS Corp.	981,000	34,639

Total		65,562

Construction Materials 0.64%

Eagle Materials, Inc.	318,816	14,749

Consumer Finance 0.69%

Discover Financial Services	402,100	15,976

Containers & Packaging 1.26%

Ball Corp.	430,400	18,210
Rock-Tenn Co. Class A	148,900	10,748

Total		28,958

Diversified Financial Services 1.34%

CIT Group, Inc.*	783,000	30,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services 1.21%

CenturyLink, Inc.	692,000	$27,957

Electric: Utilities 3.75%

Edison International	418,000	19,099
Northeast Utilities	253,000	9,672
NV Energy, Inc.	1,032,000	18,586
PPL Corp.	778,000	22,601
Xcel Energy, Inc.	589,000	16,321

Total		86,279

Electrical Equipment 0.20%

AMETEK, Inc.	132,000	4,679

Electronic Equipment, Instruments & Components 3.30%

Anixter International, Inc.	568,631	32,673
Arrow Electronics, Inc.*	607,000	20,462
TE Connectivity Ltd. (Switzerland)(a)	672,000	22,855

Total		75,990

Energy Equipment & Services 5.12%

Cameron International Corp.*	153,000	8,579
Ensco plc Class A (United Kingdom)(a)	509,000	27,771
GulfMark Offshore, Inc. Class A*	101,000	3,337
Halliburton Co.	318,000	10,713
Helmerich & Payne, Inc.	121,000	5,761
Nabors Industries Ltd.*	388,000	5,443
Rowan Cos., plc Class A*	470,000	15,872
Superior Energy Services, Inc.*	806,000	16,539
Tidewater, Inc.	364,000	17,665
Weatherford International Ltd. (Switzerland)*,(a)	489,100	6,202

Total		117,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Food Products 2.86%

Bunge Ltd.	522,000	$35,000
H.J. Heinz Co.	400,000	22,380
Kellogg Co.	162,000	8,369

Total		65,749

Gas Utilities 0.93%

New Jersey Resources Corp.	220,000	10,058
Piedmont Natural Gas Co., Inc.	350,000	11,368

Total		21,426

Health Care Providers & Services 4.88%

CIGNA Corp.	659,000	31,085
Community Health Systems, Inc.*	982,084	28,618
DaVita, Inc.*	178,000	18,443
Laboratory Corp. of America Holdings*	224,000	20,713
McKesson Corp.	155,000	13,335

Total		112,194

Hotels, Restaurants & Leisure 0.75%

Darden Restaurants, Inc.	309,900	17,277

Household Durables 0.95%

Harman International Industries, Inc.	124,000	5,724
Tupperware Brands Corp.	299,000	16,023

Total		21,747

Industrial Conglomerates 1.06%

Tyco International Ltd. (Switzerland)(a)	435,000	24,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Information Technology Services 1.51%

Fiserv, Inc. *	470,000	$34,794

Insurance 8.17%

ACE Ltd. (Switzerland)(a)	417,000	31,525
Allstate Corp. (The)	460,000	18,221
Brown & Brown, Inc.	447,000	11,653
Everest Re Group, Ltd.	271,800	29,072
Hartford Financial Services Group, Inc. (The)	786,000	15,280
Lincoln National Corp.	771,000	18,651
Marsh & McLennan Cos., Inc.	741,600	25,162
PartnerRe Ltd.	391,000	29,043
XL Group plc (Ireland) (a)	392,000	9,420

Total		188,027

Internet Software & Services 0.12%

Monster Worldwide, Inc. *	379,200	2,780

Life Sciences Tools & Services 1.36%

Agilent Technologies, Inc.	461,000	17,725
Life Technologies Corp. *	276,385	13,510

Total		31,235

Machinery 4.15%

Dover Corp.	370,000	22,011
Eaton Corp.	555,000	26,229
IDEX Corp.	656,000	27,401
Kennametal, Inc.	335,000	12,422
Nordson Corp.	128,618	7,540

Total		95,603

Marine 0.06%

Kirby Corp.*	26,121	1,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Media 4.27%

Discovery Communications, Inc. Class A*	304,000	$18,127
Interpublic Group of Cos., Inc. (The)	4,349,000	48,361
Omnicom Group, Inc.	617,434	31,835

Total		98,323

Metals & Mining 1.40%

Allegheny Technologies, Inc.	339,800	10,840
Reliance Steel & Aluminum Co.	409,000	21,411

Total		32,251

Multi-Line Retail 2.29%

Kohl’s Corp.	449,000	22,998
Macy’s, Inc.	790,000	29,720

Total		52,718

Multi-Utilities 1.25%

CMS Energy Corp.	1,225,000	28,849

Oil, Gas & Consumable Fuels 3.18%

EQT Corp.	147,000	8,673
Kinder Morgan, Inc.	428,000	15,203
Noble Energy, Inc.	196,000	18,171
QEP Resources, Inc.	364,000	11,524
Range Resources Corp.	281,800	19,689

Total		73,260

Paper & Forest Products 1.49%

International Paper Co.	941,000	34,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 4.52%

Mylan, Inc.*	1,646,000	$40,162
Par Pharmaceutical Cos., Inc.*	351,000	17,543
Watson Pharmaceuticals, Inc.*	544,000	46,327

Total		104,032

Real Estate Investment Trusts 4.85%

Alexandria Real Estate Equities, Inc.	295,000	21,688
CBL & Associates Properties, Inc.	603,739	12,884
Home Properties, Inc.	179,200	10,980
Liberty Property Trust	400,000	14,496
Ventas, Inc.	236,000	14,691
Vornado Realty Trust	240,000	19,452
Weyerhaeuser Co.	662,000	17,305

Total		111,496

Real Estate Management & Development 1.52%

Jones Lang LaSalle, Inc.	457,000	34,892

Road & Rail 0.67%

Kansas City Southern	120,000	9,093
Knight Transportation, Inc.	437,385	6,255

Total		15,348

Semiconductors & Semiconductor Equipment 3.27%

Analog Devices, Inc.	588,000	23,044
Broadcom Corp. Class A*	693,000	23,964
Micron Technology, Inc.*	2,741,100	16,405
Xilinx, Inc.	353,000	11,794

Total		75,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Shares	Fair Value (000)

Software 0.53%

Adobe Systems, Inc. *	374,000	$12,140

Specialty Retail 0.98%

Pier 1 Imports, Inc.	1,201,000	22,507

Textiles, Apparel & Luxury Goods 0.86%

Gildan Activewear, Inc. (Canada) (a)	624,000	19,768

Trading Companies & Distributors 0.91%

WESCO International, Inc.*	366,000	20,935

Total Common Stocks (cost $1,934,436,031)		2,234,669

WARRANT 0.08%

Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.*(b) (cost $746,121)	515,840	1,800

Total Long-Term Investments (cost $1,935,182,152)		2,236,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund) September 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.41%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $52,480,000 of Federal Home Loan Mortgage Corp. at 0.35% due 12/5/2014 and $4,130,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $56,685,925; proceeds: $55,572,041 (cost $55,571,995)	$55,572	$55,572

Total Investments in Securities 99.61% (cost $1,990,754,147)		2,292,041

Cash and Other Assets in Excess of Liabilites 0.39%		8,921

Net Assets 100.00%		$2,300,962

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983. Effective March 31, 2012, Mid-Cap Value Fund, Inc. changed its name to Mid Cap Stock Fund.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchase and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited) (concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,234,669	$—	$—	$2,234,669
Warrant	1,800	—	—	1,800
Repurchase Agreement	—	55,572	—	55,572

Total	$2,236,469	$55,572	$—	$2,292,041

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of September 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,992,157,996

Gross unrealized gain	340,314,585
Gross unrealized loss	(40,431,551)

Net unrealized security gain	$299,883,034

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012